Events after the balance sheet date	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Balance Sheet Date	31. Events After the Balance Sheet Date No events have occurred after the balance sheet date that could have a material impact on the consolidated financial statements.